Intangible assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	¥ 7,810	¥ 7,810
Less: Accumulated amortization	(392)	(2,158)
Impairment loss		(5,652)
Total intangible assets, net	7,418
Yuancui
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	392	1,766	¥ 0
Intangible assets acquired in connection with business combination	7,810
Non-competed agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	6,740	6,740
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	¥ 1,070	¥ 1,070